Property, Plant and Equipment - Additional information (Details) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	€ 271,000	€ 198,000
Laboratory equipment | Cost
Property, Plant and Equipment:
Total acquisition	139,000
Leasehold improvement | Cost
Property, Plant and Equipment:
Total acquisition	600,000
Furniture and office equipment and laboratory equipment | Cost
Property, Plant and Equipment:
Total acquisition	€ 700,000		€ 302,000